COLUMBIA BALANCED FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Balanced Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 6.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS TRUST(a)
Series 2023-3PL Class A
08/19/2030	6.600%	5,724,198	5,721,634
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	2,550,000	2,556,835
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	351,296	350,894
Affirm Asset Securitization Trust(a)
Series 2022-A Class 1A
05/17/2027	4.300%	4,225,000	4,147,559
Series 2023-B Class A
09/15/2028	6.820%	8,400,000	8,451,867
Series 2023-X1 Class A
11/15/2028	7.110%	6,100,000	6,103,257
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000%
Floor 2.000%
07/15/2037	7.394%	8,450,000	8,416,944
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	1,868,467	1,864,157
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	608,574	606,557
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,697,207
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	3,600,000	3,561,533
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	10,050,000	10,078,801
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912%
Floor 1.650%
04/17/2034	7.314%	12,575,000	12,478,462
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412%
Floor 1.150%
01/20/2031	6.827%	5,925,000	5,789,922
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	2,964,677	2,610,875

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712%
Floor 1.450%
04/15/2030	7.106%	3,450,000	3,401,748
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	2,005,092
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912%
Floor 1.650%
01/22/2035	7.324%	15,750,000	15,511,624
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262%
04/20/2031	6.677%	2,920,153	2,909,524
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month Term SOFR + 1.962%
Floor 1.700%
10/15/2030	7.356%	22,000,000	21,847,958
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262%
Floor 1.000%
04/20/2034	6.677%	6,725,000	6,678,813
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402%
Floor 1.140%
01/20/2031	6.817%	10,429,977	10,419,484
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062%
Floor 2.800%
04/30/2031	8.452%	1,925,000	1,860,228
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662%
01/20/2030	7.077%	2,000,000	1,975,444
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,534,627
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	8,354,126	7,856,999

2    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,579,478	1,557,921
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	20,727,698
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282%
04/15/2031	6.676%	8,166,431	8,151,552
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812%
07/15/2030	7.206%	6,025,000	5,936,692
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	3,235,000	3,215,268
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	5,003,328	4,939,606
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	5,900,552
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	8,375,000	8,389,732
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	2,717,259	2,683,297
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	2,796,706	2,753,750
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	1,196,198	1,189,683
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	2,470,737	2,436,093
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,752,000	7,445,487
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	27,330,000	25,514,542
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	15,305,000	13,689,660
Series 2022-1 Class A
11/15/2034	3.880%	21,500,000	20,374,284
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	400,017	396,223
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	4,915,396

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	177,582	176,329
FREED ABS Trust(a)
Subordinated Series 2022-3FP Class B
08/20/2029	5.790%	1,529,281	1,526,416
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,377,280	1,370,025
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	2,304,573	2,291,989
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362%
Floor 1.100%
07/20/2034	6.777%	9,175,000	9,135,593
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	9,606,000	9,220,063
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	772,550	747,080
Series 2019-AA Class A
07/25/2033	2.340%	1,852,316	1,737,306
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	8,155,925	8,100,354
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	512,607	505,842
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412%
Floor 1.150%
04/19/2033	6.808%	3,025,000	3,020,559
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800%
Floor 1.800%
10/15/2032	7.194%	16,325,000	16,110,196
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month Term SOFR + 1.362%
Floor 1.100%
10/15/2031	6.756%	13,830,000	13,771,416
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month Term SOFR + 2.112%
Floor 1.650%
10/20/2030	7.527%	22,575,000	22,354,217

Columbia Balanced Fund | First Quarter Report 2023    3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A
3-month Term SOFR + 1.452%
Floor 1.190%
01/18/2034	6.847%	4,025,000	4,022,323
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,001,385
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	802,526	797,175
Series 2021-HG1 Class A
01/16/2029	1.220%	2,831,991	2,743,541
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	13,908,912	13,683,737
Series 2022-2 Class A
01/15/2030	4.970%	869,593	862,279
Series 2023-1 Class A
07/15/2030	7.556%	8,624,397	8,647,278
Series 2023-5 Class A
04/15/2031	7.179%	10,709,446	10,725,314
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,324,428	4,126,249
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	0.000%	8,050,000	8,059,647
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012%
Floor 1.750%
10/15/2029	7.406%	10,000,000	9,955,760
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	4,708,524	4,716,513
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712%
Floor 1.450%
10/15/2030	6.106%	12,200,000	11,970,518
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month Term SOFR + 1.812%
04/15/2030	7.206%	3,000,000	2,970,804
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,586,472	3,238,905
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,196,579

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	975,081
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	2,554,710	2,518,551
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	3,597,261	3,579,180
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,647,179
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	2,656,527	2,669,029
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	2,673,599	2,646,793
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	7,023,695	6,897,742
Series 2021-ST2 Class A
04/20/2027	2.500%	419,243	404,781
Series 2021-ST7 Class A
09/20/2029	1.850%	610,502	606,666
Series 2021-ST9 Class A
11/20/2029	1.700%	724,491	707,522
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	650,556	649,220
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,157,000	1,146,943
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,226,587	2,192,512
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	4,043,786	3,952,643
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	896,345	873,362
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	12,396,000	11,929,157

Total Asset-Backed Securities — Non-Agency
(Cost $546,420,160)			538,837,234

Commercial Mortgage-Backed Securities—Non-Agency 4.1%
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,604,288

4    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497%
Floor 1.450%
05/15/2035	6.820%	16,800,000	16,464,192
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month Term SOFR + 1.364%
Floor 1.250%
10/15/2037	6.687%	7,370,000	7,157,671
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614%
Floor 1.500%
10/15/2037	6.937%	3,975,000	3,889,784
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	7,840,089
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.364%
Floor 1.250%
07/15/2035	6.688%	14,823,000	14,650,336
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364%
Floor 1.250%
10/15/2036	6.687%	6,056,250	6,003,258
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412%
Floor 1.298%
10/15/2036	6.736%	14,175,000	13,541,865
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	6,880,107
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.701%
Floor 1.587%
10/15/2036	7.024%	4,422,000	4,267,230
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 2.001%
Floor 1.887%
10/15/2036	7.324%	3,895,000	3,671,041
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class C
11/10/2042	3.422%	2,500,000	1,965,877
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	1,688,725

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	2,925,000	2,718,336
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,548,414
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964%
Floor 2.850%
07/15/2038	8.287%	1,806,297	1,766,799
Series 2021-ESH Class F
1-month Term SOFR + 3.814%
Floor 3.700%
07/15/2038	9.137%	1,876,672	1,825,086
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	3,898,191
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	16,956,396
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,542,946
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,321,053
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214%
Floor 2.100%
10/15/2036	7.537%	5,425,000	4,918,619
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,402,953	5,529,342
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,996,653	36,429,663
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	2,800,427
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,075,218
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month Term SOFR + 1.514%
Floor 1.400%
03/15/2038	6.837%	4,472,514	4,281,407
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	5,928,750	5,641,379

Columbia Balanced Fund | First Quarter Report 2023    5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	12,989,723
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,117,648
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314%
Floor 2.200%
01/15/2036	7.637%	6,950,000	5,966,001
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864%
Floor 2.750%
01/15/2036	8.187%	2,600,000	2,027,910
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,602,119
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,829,289
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	17,210,960
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	1,955,206
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	3,957,683
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	600,000	568,211
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	775,000	741,031
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	10,390,801
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	7,141,000	7,088,441
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month Term SOFR + 3.014%
Floor 2.900%
05/15/2038	8.337%	3,025,000	2,247,390
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550%
Floor 1.550%
02/15/2039	6.873%	21,925,000	21,130,662
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950%
Floor 1.950%
05/17/2024	7.273%	12,100,000	12,005,583

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,690,227
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	5,759,329
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,512,659	6,340,379
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month Term SOFR + 1.314%
Floor 1.200%
05/15/2031	6.637%	4,750,000	4,620,074
Series 2021-FCMT Class D
1-month Term SOFR + 3.614%
Floor 3.500%
05/15/2031	8.937%	3,925,000	3,557,334

Total Commercial Mortgage-Backed Securities—Non-Agency
(Cost $360,446,905)			330,673,740

Common Stocks 59.4%

Issuer		Shares	Value ($)
Communication Services 7.8%
Entertainment 1.4%
Endeavor Group Holdings, Inc., Class A		1,509,940	36,706,641
Take-Two Interactive Software, Inc.(d)		467,585	73,971,947

Total			110,678,588

Interactive Media & Services 5.3%
Alphabet, Inc., Class A(d)		793,208	105,123,856
Alphabet, Inc., Class C(d)		704,217	94,308,741
Match Group, Inc.(d)		946,983	30,663,310
Meta Platforms, Inc., Class A(d)		388,062	126,954,483
Pinterest, Inc., Class A(d)		1,328,929	45,276,611
ZoomInfo Technologies, Inc.(d)		1,733,832	24,915,166

Total			427,242,167

Media 0.5%
Comcast Corp., Class A		955,746	40,036,200

Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.		350,042	52,663,819

Total Communication Services			630,620,774

6    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Discretionary 4.4%
Automobiles 0.5%
Tesla, Inc.(d)	184,071	44,191,766

Broadline Retail 2.6%
Amazon.com, Inc.(d)	1,422,354	207,791,696

Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp.	436,853	20,147,660
McDonald’s Corp.	17,216	4,852,158

Total		24,999,818

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	455,172	50,191,816
Tapestry, Inc.	1,103,055	34,933,752

Total		85,125,568

Total Consumer Discretionary		362,108,848

Consumer Staples 3.3%
Consumer Staples Distribution & Retail 1.6%
Dollar Tree, Inc.(d)	208,643	25,786,188
Sysco Corp.	485,332	35,026,411
Walmart, Inc.	465,994	72,550,606

Total		133,363,205

Food Products 0.5%
Mondelez International, Inc., Class A	585,828	41,628,938

Household Products 0.8%
Procter & Gamble Co. (The)	413,267	63,444,750

Personal Care Products 0.4%
Coty, Inc., Class A(d)	2,602,901	29,673,071

Total Consumer Staples		268,109,964

Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Canadian Natural Resources Ltd.	883,939	59,047,125
Chevron Corp.	635,099	91,200,216
EOG Resources, Inc.	421,554	51,880,651

Total		202,127,992

Total Energy		202,127,992

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 7.8%
Banks 1.7%
Bank of America Corp.	1,080,867	32,955,635
JPMorgan Chase & Co.	444,232	69,335,730
Wells Fargo & Co.	750,507	33,465,107

Total		135,756,472

Capital Markets 1.8%
BlackRock, Inc.	105,459	79,223,965
Charles Schwab Corp. (The)	245,317	15,042,838
MSCI, Inc.	18,908	9,848,232
S&P Global, Inc.	102,736	42,720,711

Total		146,835,746

Consumer Finance 0.1%
American Express Co.	76,106	12,996,621

Financial Services 3.9%
Berkshire Hathaway, Inc., Class B(d)	339,603	122,257,080
Block, Inc., Class A(d)	465,850	29,548,866
MasterCard, Inc., Class A	191,857	79,396,182
Visa, Inc., Class A	326,909	83,911,002

Total		315,113,130

Insurance 0.3%
Aon PLC, Class A	77,428	25,434,324

Total Financials		636,136,293

Health Care 7.3%
Biotechnology 2.0%
AbbVie, Inc.	545,638	77,693,395
BioMarin Pharmaceutical, Inc.(d)	392,738	35,770,577
Vertex Pharmaceuticals, Inc.(d)	148,709	52,763,440

Total		166,227,412

Health Care Equipment & Supplies 0.8%
Abbott Laboratories	226,865	23,659,751
Boston Scientific Corp.(d)	759,334	42,439,177

Total		66,098,928

Health Care Providers & Services 2.0%
Elevance Health, Inc.	193,055	92,567,942
UnitedHealth Group, Inc.	129,668	71,702,514

Total		164,270,456

Columbia Balanced Fund | First Quarter Report 2023    7

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%
Danaher Corp.	118,005	26,351,697
IQVIA Holdings, Inc.(d)	116,704	24,986,326
Thermo Fisher Scientific, Inc.	94,334	46,767,024

Total		98,105,047

Pharmaceuticals 1.3%
Eli Lilly & Co.	171,628	101,439,013

Total Health Care		596,140,856

Industrials 5.6%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc.	52,286	9,976,692
RTX Corp.	564,327	45,981,364

Total		55,958,056

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	246,551	37,379,597

Electrical Equipment 0.5%
Emerson Electric Co.	439,476	39,069,416

Ground Transportation 1.8%
Uber Technologies, Inc.(d)	1,283,099	72,341,122
Union Pacific Corp.	332,807	74,971,433

Total		147,312,555

Industrial Conglomerates 1.3%
General Electric Co.	416,037	50,673,307
Honeywell International, Inc.	287,685	56,363,245

Total		107,036,552

Machinery 0.8%
Parker-Hannifin Corp.	154,457	66,907,683

Total Industrials		453,663,859

Information Technology 17.1%
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	475,331	62,268,361

IT Services 1.4%
Accenture PLC, Class A	152,427	50,779,531
International Business Machines Corp.	382,383	60,630,648

Total		111,410,179

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.(d)	230,093	27,878,068
Entegris, Inc.	212,364	22,170,802
Lam Research Corp.	80,365	57,534,911
Marvell Technology, Inc.	361,899	20,168,631
NVIDIA Corp.	364,757	170,596,849
QUALCOMM, Inc.	480,139	61,961,938

Total		360,311,199

Software 6.8%
Adobe, Inc.(d)	95,268	58,209,701
Intuit, Inc.	152,449	87,118,505
Microsoft Corp.	998,433	378,316,248
Palo Alto Networks, Inc.(d)	108,411	31,991,002

Total		555,635,456

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	1,581,945	300,490,453

Total Information Technology		1,390,115,648

Materials 1.6%
Chemicals 0.7%
Sherwin-Williams Co. (The)	196,941	54,907,151

Containers & Packaging 0.5%
Avery Dennison Corp.	210,883	41,016,743

Metals & Mining 0.4%
Newmont Corp.	913,542	36,715,253

Total Materials		132,639,147

Real Estate 0.8%
Specialized REITs 0.8%
American Tower Corp.	304,405	63,553,676

Total Real Estate		63,553,676

Utilities 1.2%
Multi-Utilities 1.2%
Ameren Corp.	387,114	30,036,175
DTE Energy Co.	334,236	34,797,310
Public Service Enterprise Group, Inc.	474,239	29,606,741

Total		94,440,226

Total Utilities		94,440,226

Total Common Stocks (Cost $2,716,436,173)		4,829,657,283

8    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Convertible Bonds 0.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	438,000	198,195

Total Convertible Bonds
(Cost $422,668)			198,195

Corporate Bonds & Notes 7.2%
Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	7,500,000	6,704,312
Boeing Co. (The)
05/01/2040	5.705%	12,700,000	12,507,564
Bombardier, Inc.(a)
04/15/2027	7.875%	248,000	248,234
L3Harris Technologies, Inc.
07/31/2033	5.400%	1,981,000	1,975,481
Raytheon Technologies Corp.
03/15/2032	2.375%	7,268,000	5,830,286
Spirit AeroSystems, Inc.
06/15/2028	4.600%	129,000	110,130
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	135,000	145,991
11/15/2030	9.750%	131,000	137,913
TransDigm, Inc.(a)
03/15/2026	6.250%	907,000	901,249
08/15/2028	6.750%	250,000	250,776
12/15/2030	6.875%	254,000	254,556
TransDigm, Inc.
11/15/2027	5.500%	369,000	355,429

Total			29,421,921

Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	170,823
American Airlines, Inc.(a),(e)
05/15/2029	8.500%	120,000	123,787
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	646,812	636,820
04/20/2029	5.750%	237,298	227,147
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	346,522	276,088
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	232,920
04/15/2029	4.625%	252,000	224,902

Total			1,892,487

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
Ford Motor Credit Co. LLC
02/10/2025	2.300%	210,000	199,542
06/16/2025	5.125%	68,000	66,490
11/13/2025	3.375%	481,000	453,167
03/06/2026	6.950%	200,000	201,840
01/09/2027	4.271%	350,000	328,746
05/28/2027	4.950%	355,000	338,759
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	264,544	248,013
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	245,985
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	92,492
05/15/2027	8.500%	406,000	408,839

Total			2,583,873

Banking 2.5%
Bank of America Corp.(g)
04/23/2040	4.078%	37,200,000	30,764,943
Citigroup, Inc.(g)
01/25/2033	3.057%	14,150,000	11,604,717
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	16,692,000	13,448,194
HSBC Holdings PLC(g)
05/24/2032	2.804%	26,000,000	20,861,310
JPMorgan Chase & Co.(g)
10/23/2034	6.254%	7,000,000	7,316,831
Subordinated
05/13/2031	2.956%	36,185,000	30,762,642
Morgan Stanley(g)
01/22/2031	2.699%	28,700,000	24,244,191
11/01/2034	6.627%	5,589,000	5,923,400
PNC Financial Services Group, Inc. (The)(g)
06/12/2029	5.582%	8,800,000	8,741,350
10/20/2034	6.875%	5,460,000	5,802,959
US Bancorp(g)
06/12/2034	5.836%	3,000,000	2,954,735
Wells Fargo & Co.(g)
04/24/2034	5.389%	37,600,000	36,180,539

Total			198,605,811

Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	229,000	237,735
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	224,000	233,267

Columbia Balanced Fund | First Quarter Report 2023    9

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	115,000	97,121
Hightower Holding LLC(a)
04/15/2029	6.750%	293,000	254,762
NFP Corp.(a)
08/15/2028	4.875%	235,000	215,354
08/15/2028	6.875%	672,000	598,612
10/01/2030	7.500%	212,000	210,339
10/01/2031	8.500%	76,000	78,426

Total			1,925,616

Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	123,000	106,561
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	310,000	295,828
05/15/2029	4.125%	186,000	164,066
08/01/2030	6.500%	125,000	124,891
Interface, Inc.(a)
12/01/2028	5.500%	145,000	130,242
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	224,597
SRS Distribution, Inc.(a)
07/01/2028	4.625%	142,000	129,975
07/01/2029	6.125%	276,000	244,733
12/01/2029	6.000%	481,000	420,941
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	58,405
01/15/2028	4.750%	160,000	150,420
Summit Materials LLC /Finance Corp.(a),(e)
01/15/2031	7.250%	188,000	188,000
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	33,000	30,898
White Cap Buyer LLC(a)
10/15/2028	6.875%	404,000	369,792

Total			2,639,349

Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	426,000	405,354
02/01/2028	5.000%	151,000	141,455
03/01/2030	4.750%	877,000	767,711
08/15/2030	4.500%	682,000	585,091
03/01/2031	7.375%	103,000	102,890
02/01/2032	4.750%	277,000	232,624
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	43,000	35,380

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	258,000	220,591
02/01/2029	6.500%	294,000	249,225
01/15/2030	5.750%	335,000	189,686
12/01/2030	4.125%	298,000	213,267
02/15/2031	3.375%	233,000	159,902
DISH DBS Corp.(a)
12/01/2028	5.750%	312,000	231,904
DISH DBS Corp.
06/01/2029	5.125%	324,000	147,846
DISH Network Corp.(a)
11/15/2027	11.750%	544,000	540,189
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2028	6.500%	75,000	35,144
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	188,343
07/01/2029	5.500%	289,000	268,671
Time Warner Cable LLC
05/01/2037	6.550%	9,210,000	8,686,911
Videotron Ltd.(a)
06/15/2029	3.625%	197,000	172,728
Virgin Media Finance PLC(a)
07/15/2030	5.000%	299,000	250,011
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	303,000	284,738
08/15/2030	4.500%	192,000	164,675
VZ Secured Financing BV(a)
01/15/2032	5.000%	387,000	316,824
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	188,238
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	314,694
Ziggo BV(a)
01/15/2030	4.875%	425,000	363,621

Total			15,457,713

Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	120,000	120,929
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	119,000	103,634
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	525,259
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	209,000	201,307
Element Solutions, Inc.(a)
09/01/2028	3.875%	387,000	343,858

10    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	516,000	463,547
Herens Holdco Sarl(a)
05/15/2028	4.750%	256,000	198,557
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	153,851
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	221,000	229,035
Ingevity Corp.(a)
11/01/2028	3.875%	267,000	227,777
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	278,000	255,749
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	135,000	114,571
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	467,000	405,700
11/15/2028	9.750%	318,000	327,856
10/01/2029	6.250%	181,000	148,004
SPCM SA(a)
03/15/2027	3.125%	133,000	119,808
Tronox, Inc.(a)
03/15/2029	4.625%	41,000	34,831
WR Grace Holdings LLC(a)
06/15/2027	4.875%	427,000	406,453
08/15/2029	5.625%	606,000	510,136
03/01/2031	7.375%	127,000	123,892

Total			5,014,754

Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	93,931
Herc Holdings, Inc.(a)
07/15/2027	5.500%	117,000	113,637
John Deere Capital Corp.
07/14/2028	4.950%	5,500,000	5,512,537
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	54,960
03/15/2031	7.750%	224,000	232,480

Total			6,007,545

Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	436,000	380,027
12/01/2028	6.125%	378,000	324,046
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	181,943

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	202,000	205,787
01/15/2028	6.250%	247,000	245,256
08/15/2029	4.500%	331,000	305,339

Total			1,642,398

Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	48,229
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	473,000	457,940
Mattel, Inc.(a)
04/01/2026	3.375%	113,000	105,988
Newell Brands, Inc.
09/15/2027	6.375%	79,000	77,519
09/15/2029	6.625%	111,000	108,824
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	382,421
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	52,826
02/01/2032	4.375%	216,000	171,562
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	131,000	121,446
07/15/2030	5.500%	159,000	148,367
03/15/2031	3.875%	51,000	43,509

Total			1,718,631

Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	138,741
01/01/2031	9.500%	47,000	50,177
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	351,000	350,152
Gates Global LLC/Co.(a)
01/15/2026	6.250%	524,000	517,987
Madison IAQ LLC(a)
06/30/2028	4.125%	152,000	135,005
06/30/2029	5.875%	213,000	178,088
Resideo Funding, Inc.(a)
09/01/2029	4.000%	479,000	402,884
Vertical Holdco GmbH(a)
07/15/2028	7.625%	237,000	224,899
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	391,000	371,337
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	268,000	268,744
06/15/2028	7.250%	287,000	291,700

Total			2,929,714

Columbia Balanced Fund | First Quarter Report 2023    11

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	335,000	314,658
02/15/2031	3.750%	512,000	430,385
01/15/2032	3.750%	102,000	81,735
Edison International
11/15/2028	5.250%	5,300,000	5,223,055
Emera US Finance LP
06/15/2046	4.750%	8,800,000	6,766,483
Indiana Michigan Power Co.
03/15/2037	6.050%	2,500,000	2,559,424
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	80,000	67,442
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	455,000	419,955
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	114,754
06/15/2029	5.250%	154,000	143,755
02/15/2031	3.625%	272,000	223,367
02/15/2032	3.875%	44,000	35,981
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	6,828,350
Pacific Gas and Electric Co.
01/15/2053	6.750%	7,861,000	7,953,448
PG&E Corp.
07/01/2030	5.250%	220,000	206,747
Progress Energy, Inc.
03/01/2031	7.750%	5,000,000	5,593,489
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	135,000	121,563
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	75,000	73,572
02/15/2027	5.625%	354,000	345,261
07/31/2027	5.000%	379,000	361,026
10/15/2031	7.750%	265,000	271,589

Total			38,136,039

Environmental 0.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	39,000	38,689
GFL Environmental, Inc.(a)
12/15/2026	5.125%	205,000	198,882
GFL Environmental, Inc.(a),(e)
01/15/2031	6.750%	129,000	130,129
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	371,000	350,019

Total			717,719

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	200,000	201,449
03/15/2031	11.500%	169,000	181,720
OneMain Finance Corp.
01/15/2029	9.000%	149,000	153,890
09/15/2030	4.000%	214,000	174,249
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	247,000	223,550
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	353,000	298,462
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	587,000	474,300
Springleaf Finance Corp.
03/15/2024	6.125%	111,000	110,978
11/15/2029	5.375%	23,000	20,709
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	15,000	13,418

Total			1,852,725

Food and Beverage 0.4%
Bacardi Ltd.(a)
05/15/2038	5.150%	8,350,000	7,524,115
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	2,756,000	2,630,115
Constellation Brands, Inc.
05/01/2033	4.900%	14,500,000	13,985,494
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	275,000	265,616
Diageo Capital PLC
10/05/2033	5.625%	7,000,000	7,233,840
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	464,000	450,651
Pilgrim’s Pride Corp.
04/15/2031	4.250%	399,000	345,547
03/01/2032	3.500%	556,000	450,193
Post Holdings, Inc.(a)
03/01/2027	5.750%	182,000	178,896
01/15/2028	5.625%	152,000	147,888
04/15/2030	4.625%	322,000	287,646
09/15/2031	4.500%	115,000	100,126
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	621,000	552,485
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	260,620
Tyson Foods, Inc.
09/28/2048	5.100%	1,112,000	938,307

12    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	130,000	131,777
02/15/2029	4.750%	269,000	249,425
06/01/2030	4.625%	175,000	157,929
01/15/2032	7.250%	121,000	123,743

Total			36,014,413

Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	240,000	227,500
Boyd Gaming Corp.(a)
06/15/2031	4.750%	166,000	147,036
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	594,000	521,861
02/15/2030	7.000%	396,000	396,499
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	103,346
Churchill Downs, Inc.(a)
05/01/2031	6.750%	121,000	118,880
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	516,000	513,245
07/01/2027	8.125%	269,000	273,937
International Game Technology PLC(a)
04/15/2026	4.125%	122,000	116,363
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	55,000	55,827
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	261,000	233,561
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	442,000	395,809

Total			3,103,864

Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	318,000	305,655
04/15/2029	5.000%	161,000	150,146
AdaptHealth LLC(a)
03/01/2030	5.125%	237,000	188,668
Avantor Funding, Inc.(a)
07/15/2028	4.625%	283,000	265,294
11/01/2029	3.875%	251,000	222,348
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	207,000	211,746
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	229,000	191,550
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	148,240
03/15/2029	3.750%	122,000	108,669

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	140,000	125,436
04/15/2029	6.875%	240,000	141,600
05/15/2030	5.250%	587,000	464,434
CVS Health Corp.
03/25/2048	5.050%	14,000,000	12,284,311
DaVita, Inc.(a)
06/01/2030	4.625%	125,000	105,667
HCA, Inc.
09/01/2030	3.500%	11,772,000	10,355,007
03/15/2052	4.625%	4,221,000	3,336,638
IQVIA, Inc.(a)
05/15/2027	5.000%	210,000	203,904
05/15/2030	6.500%	104,000	104,886
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	58,000	51,493
10/01/2029	5.250%	635,000	576,301
Select Medical Corp.(a)
08/15/2026	6.250%	604,000	599,764
Star Parent, Inc.(a)
10/01/2030	9.000%	258,000	268,348
Tenet Healthcare Corp.
02/01/2027	6.250%	370,000	368,336
11/01/2027	5.125%	237,000	227,637
10/01/2028	6.125%	205,000	198,658
01/15/2030	4.375%	186,000	166,237
06/15/2030	6.125%	179,000	174,801
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	225,000	225,264

Total			31,771,038

Healthcare Insurance 0.2%
Centene Corp.
10/15/2030	3.000%	16,000,000	13,313,327

Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	190,000	188,209
Meritage Homes Corp.(a)
04/15/2029	3.875%	276,000	245,115
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	68,848
01/15/2028	5.750%	160,000	155,702
08/01/2030	5.125%	201,000	185,178

Total			843,052

Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	219,000	223,696

Columbia Balanced Fund | First Quarter Report 2023    13

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
07/01/2026	6.375%	478,000	473,804
Callon Petroleum Co.(a)
06/15/2030	7.500%	160,000	157,901
Centennial Resource Production LLC(a)
04/01/2027	6.875%	51,000	50,557
Civitas Resources, Inc.(a)
07/01/2028	8.375%	70,000	71,678
11/01/2030	8.625%	65,000	67,438
07/01/2031	8.750%	77,000	79,792
CNX Resources Corp.(a)
03/14/2027	7.250%	31,000	30,856
01/15/2029	6.000%	176,000	167,852
01/15/2031	7.375%	120,000	119,480
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	502,000	479,901
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	329,000	326,423
05/01/2029	5.000%	267,000	256,360
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	254,000	249,200
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	379,000	369,098
02/01/2029	5.750%	103,000	96,801
04/15/2030	6.000%	131,000	122,226
04/15/2032	6.250%	121,000	111,829
11/01/2033	8.375%	140,000	144,225
Matador Resources Co.
09/15/2026	5.875%	425,000	418,041
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	129,670
Permian Resources Operating LLC(a)
01/15/2032	7.000%	274,000	274,704
SM Energy Co.
09/15/2026	6.750%	253,000	251,343
Southwestern Energy Co.
02/01/2032	4.750%	503,000	449,390

Total			5,122,265

Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	626,000	434,188

Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	442,000	419,690
08/01/2028	4.000%	280,000	252,923
05/01/2029	6.000%	274,000	252,105
08/15/2029	7.000%	90,000	91,856

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	196,812
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	139,000	138,605
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	359,000	353,441
Cinemark USA, Inc.(a)
05/01/2025	8.750%	54,000	54,506
03/15/2026	5.875%	411,000	398,923
07/15/2028	5.250%	9,000	8,103
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	284,334
05/15/2027	6.500%	204,000	203,998
10/15/2027	4.750%	109,000	102,457
NCL Corp., Ltd.(a)
03/15/2026	5.875%	237,000	224,378
NCL Finance Ltd.(a)
03/15/2028	6.125%	78,000	70,892
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	342,000	324,680
08/31/2026	5.500%	33,000	32,124
04/01/2028	5.500%	70,000	66,894
01/15/2030	7.250%	274,000	279,058
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	185,850
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	271,000	261,195
Viking Cruises Ltd.(a)
09/15/2027	5.875%	240,000	226,336
07/15/2031	9.125%	81,000	84,645

Total			4,513,805

Life Insurance 0.2%
Five Corners Funding Trust III(a)
02/15/2033	5.791%	7,000,000	7,125,688
MetLife, Inc.
07/15/2052	5.000%	4,193,000	3,828,122
Voya Financial, Inc.
06/15/2046	4.800%	4,028,000	3,235,853

Total			14,189,663

Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	230,000	226,688

14    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	312,000	255,834
09/15/2028	9.000%	35,000	35,356
06/01/2029	7.500%	290,000	228,420
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	443,000	410,649
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	34,456
05/01/2027	8.375%	551,365	385,795
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	130,522
01/15/2028	4.750%	318,000	242,570
Meta Platforms, Inc.
05/15/2063	5.750%	5,000,000	5,088,665
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	287,000	270,585
01/15/2029	4.250%	125,000	108,051
03/15/2030	4.625%	252,000	216,345
02/15/2031	7.375%	56,000	57,437
Roblox Corp.(a)
05/01/2030	3.875%	381,000	327,346
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	46,000	38,839
01/15/2031	5.375%	88,000	60,439
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	71,000	59,817
Univision Communications, Inc.(a)
08/15/2028	8.000%	50,000	50,552
05/01/2029	4.500%	157,000	137,711
06/30/2030	7.375%	290,000	285,186
Warnermedia Holdings, Inc.
03/15/2062	5.391%	20,000,000	15,925,843

Total			24,350,418

Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	189,000	169,264
10/01/2031	5.125%	301,000	265,481
Constellium NV(a)
02/15/2026	5.875%	275,000	271,902
Constellium SE(a)
06/15/2028	5.625%	300,000	286,970
04/15/2029	3.750%	849,000	741,794
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	803,000	765,117
04/01/2029	6.125%	274,000	259,921

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	165,795
06/01/2031	4.500%	280,000	226,318
Novelis Corp.(a)
11/15/2026	3.250%	177,000	162,513
01/30/2030	4.750%	420,000	381,619
08/15/2031	3.875%	170,000	143,849

Total			3,840,543

Midstream 0.5%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	220,000	191,663
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	194,000	192,346
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	178,655
06/15/2031	4.375%	232,000	203,853
EQM Midstream Partners LP
08/01/2024	4.000%	141,000	138,316
EQM Midstream Partners LP(a)
07/01/2025	6.000%	358,000	355,280
06/01/2027	7.500%	91,000	93,037
07/01/2027	6.500%	202,000	202,509
06/01/2030	7.500%	109,000	112,428
01/15/2031	4.750%	514,000	457,965
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	236,000	232,604
02/01/2028	5.000%	267,000	248,230
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	8,000,000	7,133,580
NuStar Logistics LP
06/01/2026	6.000%	220,000	219,422
04/28/2027	5.625%	245,000	241,108
10/01/2030	6.375%	151,000	147,168
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	11,000,000	11,346,444
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	204,991
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	233,000	204,640
08/15/2031	4.125%	514,000	443,465
11/01/2033	3.875%	267,000	218,282
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	272,000	270,054
02/01/2029	9.500%	126,000	130,131
06/01/2031	8.375%	198,000	195,281
02/01/2032	9.875%	135,000	138,303
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,594,618

Columbia Balanced Fund | First Quarter Report 2023    15

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP(g)
02/01/2050	5.250%	6,375,000	5,314,503
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,500,000	6,650,107

Total			40,058,983

Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	2,970,000	2,668,325

Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	169,000	164,931
Nabors Industries Ltd.(a)
01/15/2026	7.250%	321,000	306,853
Nabors Industries, Inc.(a)
05/15/2027	7.375%	15,000	14,504
01/31/2030	9.125%	149,000	149,397
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	223,000	223,264
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	197,000	201,436
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	158,707

Total			1,219,092

Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	217,366

Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	175,000	153,767
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	498,000	483,060
02/01/2027	4.250%	169,000	155,949
06/15/2029	4.750%	510,000	443,809
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	169,000	159,834
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	239,000	213,104
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	64,000	65,288
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	128,971
09/15/2029	4.000%	129,000	111,453
Service Properties Trust(a)
11/15/2031	8.625%	120,000	123,050

Total			2,038,285

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	354,000	343,560
09/01/2029	4.000%	672,000	534,073
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	226,000	200,343
Ball Corp.
06/15/2029	6.000%	273,000	272,311
Canpack SA/US LLC(a)
11/15/2029	3.875%	428,000	359,596
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	140,000	134,667
Sealed Air Corp.(a)
02/01/2028	6.125%	38,000	37,572
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	373,227

Total			2,255,349

Pharmaceuticals 0.2%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	40,533
Amgen, Inc.
03/02/2053	5.650%	10,050,000	9,906,901
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	72,856
08/15/2027	5.750%	170,000	92,604
06/01/2028	4.875%	216,000	109,858
09/30/2028	11.000%	75,000	46,855
10/15/2030	14.000%	14,000	7,288
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	211,000	186,553
Organon Finance 1 LLC(a)
04/30/2028	4.125%	56,000	49,715
04/30/2031	5.125%	355,000	279,591
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	6,125,000	5,901,587

Total			16,694,341

Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	451,000	417,897
10/15/2027	6.750%	721,000	691,570
04/15/2028	6.750%	463,000	462,333
11/01/2029	5.875%	197,000	178,951
AssuredPartners, Inc.(a)
08/15/2025	7.000%	120,000	119,991
01/15/2029	5.625%	372,000	333,091

16    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	579,000	452,847
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	273,000	247,667
HUB International Ltd.(a)
05/01/2026	7.000%	295,000	293,705
12/01/2029	5.625%	558,000	506,983
HUB International, Ltd.(a)
06/15/2030	7.250%	360,000	369,377
Radian Group, Inc.
03/15/2027	4.875%	160,000	151,528
USI, Inc.(a)
05/01/2025	6.875%	232,000	230,260

Total			4,456,200

Railroads 0.0%
CSX Corp.
03/15/2044	4.100%	3,200,000	2,604,758

Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	359,000	330,512
10/15/2030	4.000%	117,000	100,956
IRB Holding Corp.(a)
06/15/2025	7.000%	361,000	361,215

Total			792,683

Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	248,000	223,301
02/15/2032	5.000%	174,000	151,848
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	213,494
Hanesbrands, Inc.(a)
02/15/2031	9.000%	305,000	289,155
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	34,427
10/01/2030	6.625%	352,000	348,678
L Brands, Inc.
06/15/2029	7.500%	143,000	146,754
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	145,000	146,167
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	103,344
Lowe’s Companies, Inc.
09/15/2062	5.800%	15,370,000	14,837,326

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	241,284
02/15/2029	7.750%	217,000	204,585
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	333,000	255,647

Total			17,196,010

Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	95,000	96,703
02/15/2028	5.875%	158,000	155,920
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	122,148

Total			374,771

Technology 0.3%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	88,000	87,865
Broadcom, Inc.(a)
02/15/2051	3.750%	11,432,000	8,287,025
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	111,981
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	44,000	45,151
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	119,000	118,719
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	144,557
07/01/2029	4.875%	466,000	417,096
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	604,000	543,299
CommScope Technologies LLC(a)
06/15/2025	6.000%	103,000	80,875
03/15/2027	5.000%	150,000	63,754
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	544,000	470,240
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	472,360
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	399,000	406,416
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	176,000	153,712
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	200,000	169,977

Columbia Balanced Fund | First Quarter Report 2023    17

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	86,227
03/15/2028	5.250%	159,000	150,734
07/15/2028	5.000%	350,000	327,587
07/15/2030	5.250%	167,000	152,893
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	532,000	313,021
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	409,000	354,994
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	350,000	361,611
NCR Corp.(a)
10/01/2028	5.000%	499,000	455,446
04/15/2029	5.125%	513,000	469,821
10/01/2030	5.250%	18,000	15,865
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	604,000	562,888
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,374,496
Picard Midco, Inc.(a)
03/31/2029	6.500%	549,000	505,833
Seagate HDD Cayman(a)
12/15/2029	8.250%	118,000	125,670
07/15/2031	8.500%	132,000	140,993
Sensata Technologies BV(a)
09/01/2030	5.875%	106,000	101,652
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	336,242
Synaptics, Inc.(a)
06/15/2029	4.000%	71,000	62,085
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	284,000	281,008
Verscend Escrow Corp.(a)
08/15/2026	9.750%	409,000	410,760
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	575,000	496,054

Total			25,658,907

Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,608,321
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	479,000	193,307
Altice France SA(a)
02/01/2027	8.125%	59,000	50,749
01/15/2028	5.500%	582,000	445,279
07/15/2029	5.125%	200,000	142,766

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
08/15/2029	3.800%	3,613,000	3,316,364
T-Mobile US, Inc.
01/15/2053	5.650%	6,765,000	6,599,727
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	165,000	138,620
07/15/2031	4.750%	331,000	282,740

Total			11,169,552

Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	4,000,000	2,664,958
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	163,000	162,685
03/15/2031	8.625%	233,000	229,662
Iliad Holding SAS(a)
10/15/2026	6.500%	339,000	330,343
10/15/2028	7.000%	505,000	483,356

Total			3,871,004

Total Corporate Bonds & Notes (Cost $626,763,607)			585,153,506

Exchange-Traded Equity Funds 1.8%

		Shares	Value ($)
International Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF		2,163,578	146,149,694

Total Exchange-Traded Equity Funds (Cost $145,112,086)			146,149,694

Foreign Government Obligations(h) 0.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	69,000	68,175
06/01/2027	5.250%	217,000	195,252
11/15/2028	8.500%	71,000	73,375
05/15/2029	4.250%	290,000	229,178

Total			565,980

Total Foreign Government Obligations (Cost $631,565)			565,980

18    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency 13.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2029-
09/01/2043	3.500%	516,376	490,671
10/01/2031-
10/01/2039	6.000%	101,522	104,236
06/01/2032-
07/01/2032	7.000%	97,114	99,792
12/01/2036-
01/01/2039	5.500%	48,268	49,067
03/01/2038	6.500%	481	494
10/01/2038-
05/01/2041	5.000%	108,264	108,143
05/01/2039-
10/01/2040	4.500%	312,471	302,084
12/01/2051	2.500%	29,407,395	23,845,395
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.703%
Cap 11.242%
08/01/2036	5.573%	4,061	4,143
Federal Home Loan Mortgage Corp.(i)
01/01/2038	6.000%	140,821	145,545
05/01/2038	5.500%	66,160	67,060
11/01/2039-
06/01/2041	4.500%	758,935	734,377
05/01/2041	5.000%	193,394	193,226
01/01/2043-
06/01/2046	3.500%	509,943	463,796
Federal National Mortgage Association(i)
12/01/2025-
03/01/2046	3.500%	3,780,956	3,515,923
07/01/2027-
02/01/2031	3.000%	1,017,404	968,835
10/01/2043-
02/01/2044	4.500%	497,236	477,400
08/01/2044	4.000%	125,781	117,689
Federal National Mortgage Association
01/01/2026-
05/01/2027	3.500%	203,578	199,044
01/01/2029-
06/01/2044	4.000%	413,063	402,918
06/01/2031	7.000%	38,758	39,779
07/01/2032-
03/01/2037	6.500%	118,133	122,341
06/01/2037-
02/01/2038	5.500%	50,305	51,065
05/01/2040-
06/01/2044	4.500%	740,572	713,977
08/01/2043	3.000%	95,245	83,791
Federal National Mortgage Association(c)
Series 2006-M2 Class A2A
10/25/2032	5.271%	146,733	145,220

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
12/18/2038-
12/13/2053	3.000%	249,550,000	211,691,296
12/18/2038-
12/13/2053	3.500%	165,550,000	147,354,268
12/13/2053	2.000%	51,775,000	40,202,478
12/13/2053	2.500%	124,975,000	101,171,168
12/13/2053	4.000%	264,300,000	239,929,682
12/13/2053	4.500%	126,175,000	118,135,555
12/13/2053	5.000%	115,450,000	111,093,193
12/13/2053	6.000%	82,225,000	82,453,295

Total Residential Mortgage-Backed Securities—Agency
(Cost $1,062,617,685)			1,085,476,946

Residential Mortgage-Backed Securities - Non-Agency 9.0%
510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	6,342,781	5,969,719
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	12,910,326	10,983,151
CMO Series 2021-B Class A
06/25/2066	2.239%	6,154,584	5,858,746
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	700,612	610,213
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	1,914,392
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	2,910,432	2,645,869
CMO Series 2022-6 Class A1
07/25/2067	4.300%	25,999,870	24,270,047
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950%
Floor 2.950%
03/25/2031	8.278%	5,337,000	5,342,392
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000%
Floor 1.000%
09/25/2031	6.328%	3,937,468	3,936,167
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	889,413	834,129
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	3,090,241	2,918,250
CMO Series 2021-A Class A1
10/25/2059	1.991%	6,933,661	6,667,741
CMO Series 2021-B Class A1
04/01/2069	2.115%	4,827,175	4,632,734

Columbia Balanced Fund | First Quarter Report 2023    19

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	6,456,692	5,649,031
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	2,615,529	2,265,511
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	1,398,867	1,279,287
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	6,189,730	6,044,040
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,248,612
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	12,285,442	11,083,803
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	5,292,557	5,162,608
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	3,556,372	3,471,468
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,212,935	3,121,129
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	36,284	35,977
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	1,986,530
CMO Series 2022-1 Class A1
12/27/2066	2.284%	13,543,020	11,501,576
CMO Series 2022-4 Class A1
03/25/2067	4.301%	11,588,240	10,840,128
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	2,015,213	1,710,954
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164%
01/25/2040	7.493%	2,497,362	2,530,092
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100%
03/25/2042	8.428%	7,200,000	7,408,999
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,998,884	2,926,448
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,368,622	1,147,809
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	663,240
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	9,405,210	8,881,303

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,287,950
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,685,247
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	5,845,101	5,624,692
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,880,718	8,215,054
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	6,694,336	6,340,025
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	4,562,850	4,493,255
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,729,327	3,212,667
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,316,747	2,116,927
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700%
Floor 2.700%
10/25/2033	8.021%	1,756,611	1,761,487
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050%
Floor 2.050%
04/25/2034	7.378%	11,950,000	11,965,390
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	576,644	532,961
CMO Series 2020-1 Class A1
05/25/2065	2.006%	146,590	139,486
CMO Series 2022-2 Class A1
04/25/2067	4.299%	31,401,183	29,189,293
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	21,807	19,926
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800%
01/25/2051	7.128%	2,867,166	2,875,678
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650%
01/25/2034	6.978%	2,362,862	2,368,536
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900%
04/25/2042	8.228%	7,000,000	7,150,389

20    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200%
05/25/2042	7.528%	14,020,540	14,195,071
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150%
09/25/2042	7.478%	2,682,525	2,708,538
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
30-day Average SOFR + 2.064%
10/25/2049	7.393%	124,569	124,569
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400%
02/25/2042	7.728%	16,150,000	16,282,430
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950%
06/25/2042	8.278%	9,850,849	10,089,330
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850%
11/25/2041	6.178%	19,167,781	19,056,667
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	4,359,383	4,084,222
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	16,965,806	15,208,303
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	32,162,186	30,110,885
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900%
Floor 1.900%
02/25/2034	7.221%	542,120	543,722
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,999,925	1,781,541
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,204,962
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	5,360,399	4,120,981
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	6,706,986	6,388,604
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	13,266,692	12,491,100
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,206,639	2,046,321

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,338,768
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	3,443,167	3,018,444
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	30,616,955	28,282,293
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	1,132,102	1,021,596
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	235,123	212,844
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	362,762	328,045
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	3,929,851	3,775,600
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,088,120
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	732,637	676,295
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,080,535	1,960,619
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050%
Floor 2.050%
10/25/2033	7.378%	3,092,046	3,091,148
OBX Trust(a),(c)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	10,221,774	10,293,590
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	8,354,334	8,397,224
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,675,804	1,492,678
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	13,196,536	12,555,428
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	3,112,574	3,039,042
CMO Series 2021-1 Class A1
01/25/2026	2.115%	5,299,906	5,108,889
CMO Series 2021-10 Class A1
10/25/2026	2.487%	7,498,359	7,044,250

Columbia Balanced Fund | First Quarter Report 2023    21

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	4,095,490	3,940,196
CMO Series 2021-3 Class A1
04/25/2026	1.867%	6,456,846	6,151,490
CMO Series 2021-9 Class A1
10/25/2026	2.363%	11,803,215	11,168,231
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	13,770,002	13,304,025
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	7,569,389
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	5,728,984
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	4,852,715
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,489,043	3,062,794
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850%
Floor 1.850%
11/25/2031	7.178%	1,080,866	1,080,337
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700%
Floor 3.700%
11/25/2031	9.028%	4,775,000	4,756,050
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	639,866	606,781
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,454,676	3,278,395
CMO Series 2020-2 Class A3
04/25/2060	3.000%	4,035,598	3,897,736
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	794,068	717,461
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,071,105
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	3,600,292	3,544,574
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,424,466
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	707,422	682,090

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,765,787	2,686,041
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114%
10/25/2048	6.457%	2,401,003	2,406,266
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114%
05/25/2058	6.457%	2,798,934	2,832,397
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	21,959,578	20,801,724
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	569,941	555,982
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	10,469,261	9,752,108
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	6,328,770	6,053,407
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	5,889,333	5,553,143
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	6,962,587	6,733,957
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	4,447,587	4,235,935
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	4,004,208	3,830,553
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	17,332,979	16,333,157
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	13,818,852	12,859,900
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,940,821	2,795,676
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,114,948
CMO Series 2020-2 Class A1
05/25/2060	2.226%	410,455	402,001
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	91,108	89,788

22    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	959,882	868,437
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	1,223,076	1,106,028
CMO Series 2022-1 Class A1
01/25/2067	2.724%	21,373,466	18,578,770
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,692,044	2,563,374
CMO Series 2023-6 Class A2
09/25/2068	6.939%	4,150,739	4,145,448
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	18,730,155	18,507,699
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,456,764	1,352,252
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	888,353	808,140
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,010,852	921,434

Total Residential Mortgage-Backed Securities—Non-Agency
(Cost $789,557,471)			729,408,561

Senior Loans 0.0%

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
3-month Term SOFR + 3.750%
Floor 0.500%
09/22/2028	9.402%	211,238	210,287

Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.750%
10/01/2026	13.213%	32,969	24,933

Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750%
Floor 1.000%
07/14/2026	10.405%	348,434	347,869

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
12/11/2028	8.948%	321,228	313,509
2nd Lien Term Loan
1-month Term SOFR + 5.750%
Floor 0.500%
12/10/2029	11.198%	150,000	127,741
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.000%
02/19/2029	12.348%	233,000	210,185
UKG, Inc.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
05/04/2026	8.764%	148,263	148,263
2nd Lien Term Loan
3-month Term SOFR + 5.250%
Floor 0.500%
05/03/2027	10.764%	291,000	290,820

Total			1,090,518

Total Senior Loans (Cost $1,726,428)			1,673,607

U.S. Treasury Obligations 0.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
02/15/2045	2.500%	38,125,000	26,747,070

Total U.S. Treasury Obligations
(Cost $35,928,472)			26,747,070

Money Market Funds 10.2%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(k),(l)		827,736,524	827,570,976

Total Money Market Funds (Cost $827,379,716)			827,570,976

Total Investments in Securities (Cost: $7,113,442,936)			9,102,112,792

Other Assets & Liabilities, Net			(972,970,332)

Net Assets			8,129,142,460

At November 30, 2023, securities and/or cash totaling $17,195,504 were pledged as collateral.

Columbia Balanced Fund | First Quarter Report 2023    23

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Investments in derivatives

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,066	03/2024	USD	226,840,344	1,161,963	—
U.S. Treasury 2-Year Note	1,203	03/2024	USD	245,966,508	739,429	—
U.S. Treasury 5-Year Note	3,760	03/2024	USD	401,761,877	1,966,905	—

Total					3,868,297	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(42)	03/2024	USD	(5,166,000)	—	(30,778)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $1,643,004,087, which represents 20.21% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)

The stated interest rate represents the weighted average interest rate at November 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(l)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	833,279,115	522,421,502	(528,190,557)	60,916	827,570,976	12,582	10,604,174	827,736,524

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Currency Legend

USD	US Dollar

24    Columbia Balanced Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Balanced Fund, November 30, 2023 (Unaudited)

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Balanced Fund | First Quarter Report 2023    25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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